Income Taxes (Summary Of Income Tax Expense (Benefit) By Tax Jurisdiction) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	$ 21,186	$ 6,870	$ 15,940
Current tax expense (benefit)	4,840	1,197	(480)
Income tax expense (benefit)	26,026	8,067	15,460	22,000
The Netherlands [Member]
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	686	1,952	4,322
Current tax expense (benefit)	4,840	1,197	1,250
Ireland [Member]
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	17,158	3,685	6,668
United States Of America [Member]
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	3,686	2,022	4,317
Current tax expense (benefit)			(1,730)
Sweden [Member]
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	$ (344)	$ (789)	$ 633